UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Low-Priced Stock Fund
Low-Priced Stock
Class K

October 31, 2008

1.809099.104

LPS-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.3%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (e)	3,990,500	$ 14,326
ASTI Corp. (e)	1,130,000	2,316
Drew Industries, Inc. (a)(d)	925,016	11,193
FCC Co. Ltd. (d)	550,000	6,862
Federal Screw Works (e)	150,000	563
Halla Climate Control Co.	250,000	1,716
INZI Controls Co. Ltd. (e)	935,000	1,904
Johnson Controls, Inc.	8,400,000	148,932
Motonic Corp.	883,100	4,116
Murakami Corp. (e)	800,000	4,247
Musashi Seimitsu Industry Co. Ltd.	125,000	1,569
Nippon Seiki Co. Ltd.	290,000	1,920
Nissin Kogyo Co. Ltd.	450,000	4,122
Nittan Valve Co. Ltd.	151,800	502
Piolax, Inc. (e)	900,000	12,890
Samsung Climate Control Co. Ltd. (a)	330,050	1,550
Sewon Precision Industries Co. Ltd.	49,860	1,066
Strattec Security Corp. (e)	342,788	7,356
Tokai Rika Co. Ltd.	125,000	1,264
Yutaka Giken Co. Ltd. (e)	850,400	8,892
		237,306
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	98
Thor Industries, Inc. (d)	1,200,000	21,480
Winnebago Industries, Inc.	10,000	59
Yachiyo Industry Co. Ltd.	450,000	3,302
		24,939
Distributors - 0.1%
Doshisha Co. Ltd. (d)	65,000	722
Educational Development Corp. (e)	372,892	1,424
Goodfellow, Inc. (e)	850,000	4,335
SPK Corp.	125,000	1,305
Strongco Income Fund (e)	731,062	740
Uni-Select, Inc. (e)	1,200,000	21,894
		30,420
Diversified Consumer Services - 1.2%
Career Education Corp. (a)(d)(e)	9,818,386	155,229
Clip Corp.	203,900	1,032
Hillenbrand, Inc.	358,014	6,802
Jackson Hewitt Tax Service, Inc. (d)(e)	2,100,000	28,938
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Kyoshin Co. Ltd.	130,000	$ 168
Meiko Network Japan Co. Ltd.	250,000	1,088
Shingakukai Co. Ltd.	200,000	660
Shuei Yobiko Co. Ltd.	125,000	426
Steiner Leisure Ltd. (a)(e)	1,680,000	43,512
Step Co. Ltd.	175,000	621
Take & Give Needs Co. Ltd. (a)(d)	9,000	380
Up, Inc. (e)	780,000	3,604
		242,460
Hotels, Restaurants & Leisure - 2.8%
Aeon Fantasy Co. Ltd.	10,500	77
ARK Restaurants Corp.	162,500	2,030
Benihana, Inc. (a)	100,000	282
Brazil Fast Food Corp.	5,000	24
Brinker International, Inc. (d)(e)	8,100,000	75,330
CEC Entertainment, Inc. (a)(e)	2,300,011	59,064
Chimney Co. Ltd. (e)	686,100	7,542
Darden Restaurants, Inc.	2,150,000	47,666
Flanigan's Enterprises, Inc. (a)	50,357	227
Jack in the Box, Inc. (a)(e)	6,569,000	132,037
McCormick & Schmick's Seafood Restaurants (a)	368,400	1,801
Monarch Casino & Resort, Inc. (a)(e)	1,004,376	8,949
Papa John's International, Inc. (a)(e)	2,987,000	67,387
Plenus Co. Ltd. (d)(e)	2,800,000	36,518
Red Robin Gourmet Burgers, Inc. (a)(d)	475,000	7,215
Royal Caribbean Cruises Ltd.	1,000,000	13,560
Ruby Tuesday, Inc. (a)(e)	6,372,030	15,357
Ruth's Chris Steak House, Inc. (a)(d)(e)	1,371,000	3,140
Sonic Corp. (a)(e)	5,800,000	62,060
Sportscene Group, Inc. Class A (e)	400,000	4,147
St. Marc Holdings Co. Ltd.	155,000	4,049
		548,462
Household Durables - 2.3%
Abbey PLC (e)	3,400,000	13,419
Barratt Developments PLC (d)(e)	24,700,099	30,746
Beazer Homes USA, Inc. (a)(d)(e)	2,647,183	8,392
Bellway PLC (e)	7,525,000	65,548
Blyth, Inc. (e)	3,100,000	26,660
Chromcraft Revington, Inc. (a)	200,027	90
D.R. Horton, Inc. (d)(e)	25,000,000	184,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Decorator Industries, Inc. (e)	243,515	$ 292
Ethan Allen Interiors, Inc.	23,107	413
First Juken Co. Ltd.	305,000	557
Garmin Ltd.	20,000	449
Helen of Troy Ltd. (a)(e)	3,000,000	53,970
Henry Boot PLC (e)	7,900,000	7,404
HTL International Holdings Ltd. (a)(e)	26,512,500	1,806
Intelligent Digital Integrated Security Co., Ltd.	15,000	157
M/I Homes, Inc. (d)(e)	1,730,000	23,545
Maruzen Co., Ltd.	579,000	1,973
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	519
P&F Industries, Inc. Class A (a)(e)	313,638	433
Pulte Homes, Inc.	100,000	1,114
Stanley Furniture Co., Inc. (e)	1,075,000	10,578
Techtronic Industries Co. Ltd.	9,600,000	3,636
Tempur-Pedic International, Inc. (d)	1,900,000	14,839
		451,040
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	3,900,000	10,626
Komplett ASA (a)(e)	924,400	3,437
NutriSystem, Inc. (d)	100,000	1,415
PetMed Express, Inc. (a)(e)	2,447,040	43,215
		58,693
Leisure Equipment & Products - 0.4%
Accell Group NV	25,000	569
Arctic Cat, Inc. (e)	831,346	6,302
JAKKS Pacific, Inc. (a)(e)	2,175,000	48,655
Jumbo SA	1,200,020	12,181
Marine Products Corp. (d)	1,705,245	10,555
Pool Corp. (d)	100,000	1,741
		80,003
Media - 1.2%
Ascent Media Corp. (a)	150,000	3,794
Astral Media, Inc. Class A (non-vtg.)	1,915,000	44,262
Carrere Group (a)	55,000	366
CBS Corp. Class B	50,000	486
Championship Auto Racing Teams, Inc. (a)	1,471,600	0
Chime Communications PLC	2,700,000	3,086
Cossette Communication Group, Inc. (sub. vtg.) (a)	1,037,800	4,088
Discovery Communications, Inc. Class C (a)	10,000	133
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Intage, Inc. (e)	603,900	$ 7,591
Johnston Press PLC	25,000,000	9,987
New Frontier Media, Inc. (e)	1,404,600	2,697
Omnicom Group, Inc.	4,949,982	146,222
Saga Communications, Inc. Class A (a)	1,500,305	8,027
Scripps Networks Interactive, Inc. Class A	100,000	2,840
STW Group Ltd.	200,000	75
Tow Co. Ltd.	120,000	617
TVA Group, Inc. Class B (non-vtg.)	1,000,000	6,635
Westwood One, Inc.	601,871	175
		241,081
Multiline Retail - 2.1%
Dollar Tree, Inc. (a)	3,000,000	114,060
Don Quijote Co. Ltd. (d)	2,850,000	51,678
Harvey Norman Holdings Ltd.	17,500,000	30,191
Izumi Co. Ltd.	10,000	130
Kohl's Corp. (a)	10,000	351
NEXT PLC (e)	13,200,000	224,333
Tuesday Morning Corp. (a)	1,396,000	3,127
		423,870
Specialty Retail - 8.3%
Abercrombie & Fitch Co. Class A (e)	6,700,000	194,032
Aeropostale, Inc. (a)(d)	760,000	18,400
AutoZone, Inc. (a)	955,400	121,613
bebe Stores, Inc.	5,000	44
Bed Bath & Beyond, Inc. (a)(d)(e)	21,924,116	564,984
Best Buy Co., Inc.	300,000	8,043
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	43,690
Camaieu SA	7,000	1,632
Charlotte Russe Holding, Inc. (a)	425,000	3,591
Christopher & Banks Corp.	50,000	261
Clinton Cards PLC	3,207,290	801
Dick's Sporting Goods, Inc. (a)	50,000	766
Esprit Holdings Ltd.	50,000	284
Footstar, Inc. (e)	2,016,000	5,947
Friedmans, Inc. Class A (a)	1,500,000	0
Glentel, Inc. (e)	605,000	4,511
Group 1 Automotive, Inc. (d)(e)	1,460,000	14,673
Gulliver International Co. Ltd. (d)(e)	1,068,880	16,486
Hibbett Sports, Inc. (a)	10,000	178
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hot Topic, Inc. (a)	2,100,009	$ 13,608
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,800,000	45,846
KappAhl Holding AB	25,000	93
Le Chateau, Inc. Class A (sub. vtg.)	1,375,000	10,605
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	6,548
MarineMax, Inc. (a)(d)(e)	995,546	2,310
Mr. Bricolage SA	250,000	3,131
Nafco Co. Ltd.	643,000	6,765
Nishimatsuya Chain Co. Ltd. (d)(e)	3,500,000	35,266
O'Reilly Automotive, Inc. (a)	500,000	13,555
OSIM International Ltd. (a)	7,087,000	387
OSIM International Ltd. warrants 6/23/11 (a)	42,000,000	280
Pal Co. Ltd. (d)	429,800	2,818
Point, Inc.	30,000	1,473
Pomeroy IT Solutions, Inc. (a)(e)	1,277,776	3,322
Rent-A-Center, Inc. (a)	700,000	10,220
Rex Stores Corp. (a)(e)	1,375,000	12,210
Right On Co. Ltd. (d)	100,000	1,369
RONA, Inc. (a)	375,000	3,654
Ross Stores, Inc.	6,400,032	209,217
ScS Upholstery PLC (a)(e)	2,400,000	0
Second Chance Properties Ltd.	6,250,000	728
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	0
Sonic Automotive, Inc. Class A (sub. vtg.)	2,839,000	14,564
Staples, Inc.	7,050,000	136,982
Systemax, Inc.	15,000	212
The Cato Corp. Class A (sub. vtg.)	37,083	576
The Men's Wearhouse, Inc.	940,000	14,373
Tsutsumi Jewelry Co. Ltd.	10,000	195
Tween Brands, Inc. (a)	583,317	4,970
United Arrows Ltd. (d)	10,000	72
USS Co. Ltd.	1,030,000	63,084
Williams-Sonoma, Inc.	2,755,000	22,811
Workman Co. Ltd.	467,500	5,220
		1,646,400
Textiles, Apparel & Luxury Goods - 2.3%
Arts Optical International Holdings Ltd.	5,080,000	984
Bijou Brigitte Modische Accessoires AG	36,000	3,327
Cherokee, Inc. (d)	293,784	6,067
Coach, Inc. (a)	700,000	14,420
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Columbia Sportswear Co. (d)	216,324	$ 7,976
Delta Apparel, Inc. (a)(e)	859,700	5,244
Folli Follie SA	750,000	6,955
Fossil, Inc. (a)(e)	5,675,010	103,001
Gildan Activewear, Inc. (a)(e)	7,400,000	172,450
Hampshire Group Ltd. (a)(e)	920,000	4,591
Handsome Co. Ltd.	1,000,000	5,118
Hugo Boss AG	50,000	915
Iconix Brand Group, Inc. (a)	410,000	4,465
Il Jeong Industrial Co. Ltd.	10,000	118
JLM Couture, Inc. (a)(e)	197,100	256
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100,000	1,328
Liz Claiborne, Inc.	3,034,000	24,727
Marimekko Oyj	100,000	1,251
Movado Group, Inc.	620,000	9,430
Quiksilver, Inc. (a)	3,500,000	9,065
Rocky Brands, Inc. (a)(d)(e)	500,022	2,075
Sanei-International Co. Ltd. (d)	180,000	1,872
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,055,600	14,335
Ted Baker PLC	225,000	1,187
Texwinca Holdings Ltd.	6,000,000	2,804
Timberland Co. Class A (a)	4,500,000	54,450
Van de Velde	75,000	2,585
		460,996
TOTAL CONSUMER DISCRETIONARY		4,445,670
CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Baron de Ley SA (a)	137,000	7,674
C&C Group PLC	1,400,000	2,036
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,800,000	185,592
Dr Pepper Snapple Group, Inc. (a)	100,000	2,290
Hansen Natural Corp. (a)(d)	1,600,000	40,512
PepsiAmericas, Inc.	2,900,000	54,897
		293,001
Food & Staples Retailing - 6.1%
Belc Co. Ltd.	425,000	3,618
Cosmos Pharmaceutical Corp. (d)	675,000	7,688
Create SD Co. Ltd.	456,600	6,988
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	1,600,000	$ 49,040
Daikokutenbussan Co. Ltd. (e)	750,000	9,277
Growell Holdings Co. Ltd. (a)	183,789	3,415
Halows Co. Ltd.	433,500	2,519
Ingles Markets, Inc. Class A	704,860	13,153
Majestic Wine PLC (d)	275,016	694
Metro, Inc. Class A (sub. vtg.) (e)	11,460,645	288,465
Ozeki Co. Ltd. (e)	1,081,100	26,422
Safeway, Inc. (d)(e)	22,800,000	484,956
San-A Co. Ltd.	345,000	10,633
Sligro Food Group NV	1,300,000	27,983
Tsuruha Holdings, Inc.	90,000	2,206
United Natural Foods, Inc. (a)	1,000,000	22,340
Village Super Market, Inc. Class A	80,552	3,958
Walgreen Co.	9,300,000	236,778
Whole Foods Market, Inc.	30,000	322
Yaoko Co. Ltd.	404,800	11,558
		1,212,013
Food Products - 1.8%
American Italian Pasta Co. Class A (a)(d)(e)	1,902,983	24,263
ARYZTA AG (a)	1,825,000	65,281
Cagle's, Inc. Class A (a)(e)	326,392	1,077
Chiquita Brands International, Inc. (a)	1,000,000	13,650
Chubu Shiryo Co. Ltd.	85,000	451
Food Empire Holdings Ltd.	20,363,000	4,379
Fresh Del Monte Produce, Inc. (a)(e)	6,334,000	133,711
Fukushima Foods Co., Ltd.	132,000	2,018
Greggs PLC	20,000	1,051
Industrias Bachoco SA de CV sponsored ADR	2,325,000	45,361
Kerry Group PLC Class A	100,000	2,237
Pacific Andes (Holdings) Ltd.	28,000,000	3,013
Pacific Andes International Holdings Ltd.	23,000,000	1,446
People's Food Holdings Ltd.	15,000,000	4,104
President Rice Products PCL	12,000	25
Rocky Mountain Chocolate Factory, Inc. (e)	525,878	3,713
Samyang Genex Co. Ltd.	120,000	4,602
Select Harvests Ltd.	1,250,000	3,173
Singapore Food Industries Ltd.	10,000,000	6,001
Smithfield Foods, Inc. (a)(d)	2,600,000	27,352
Sunjin Co. Ltd. (e)	219,900	2,277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Timbercorp Ltd.	254,947	$ 87
United Food Holdings Ltd.	22,400,000	777
Yutaka Foods Corp.	176,100	2,241
		352,290
Personal Products - 0.5%
Inter Parfums, Inc.	439,264	5,122
NBTY, Inc. (a)(e)	3,970,019	92,779
Nutraceutical International Corp. (a)(e)	1,143,504	10,463
Physicians Formula Holdings, Inc. (a)(e)	915,235	3,231
Prestige Brands Holdings, Inc. (a)	225,740	1,560
		113,155
TOTAL CONSUMER STAPLES		1,970,459
ENERGY - 8.1%
Energy Equipment & Services - 2.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	11,348
Axion International Holdings, Inc. (a)	229	0
Basic Energy Services, Inc. (a)(d)(e)	4,000,000	54,720
Bristow Group, Inc. (a)(d)(e)	2,600,000	64,402
CE Franklin Ltd. (a)	214,500	1,069
Divestco, Inc. (a)(e)	3,545,700	1,764
Enerflex Systems Income Fund	825,000	7,184
Ensign Energy Services, Inc.	1,250,000	16,079
Farstad Shipping ASA (e)	2,500,000	32,742
Fugro NV (Certificaten Van Aandelen) unit	1,725,027	61,643
Global Industries Ltd. (a)	4,700,000	11,985
Hercules Offshore, Inc. (a)	1,350,000	9,842
Nabors Industries Ltd. (a)	250,000	3,595
Oil States International, Inc. (a)(e)	4,984,108	115,282
Pason Systems, Inc.	1,228,500	12,603
ProSafe ASA	7,900,000	29,367
Prosafe Production Public Ltd. (a)	7,900,000	19,576
Solstad Offshore ASA	1,250,000	11,303
Total Energy Services Trust (e)	2,945,000	11,186
Unit Corp. (a)	75,000	2,816
		478,506
Oil, Gas & Consumable Fuels - 5.7%
Adams Resources & Energy, Inc. (e)	421,700	7,844
AOC Holdings, Inc. (e)	6,200,000	34,894
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	4,500,000	$ 98,865
Cimarex Energy Co.	100,000	4,046
Edge Petroleum Corp. (a)(e)	2,864,976	1,690
ENI SpA	9,050,000	216,007
Gulfport Energy Corp. (a)	50,000	353
Hankook Shell Oil Co. Ltd. (e)	77,730	4,655
Holly Corp.	100,000	1,963
Mariner Energy, Inc. (a)(f)	1,831,700	26,358
Mariner Energy, Inc. (a)	1,750,000	25,183
Michang Oil Industrial Co. Ltd. (e)	173,900	2,351
National Energy Group, Inc. (a)	548,313	1,793
Oil Search Ltd.	17,500,463	52,991
Pebercan, Inc. (a)	1,000,000	1,194
Petro-Canada	4,050,000	101,233
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,500,000	67,225
Petroleum Development Corp. (a)	199,957	4,141
StatoilHydro ASA sponsored ADR	6,000,000	120,600
Stone Energy Corp. (a)	350,500	10,634
Swift Energy Co. (a)(e)	2,950,000	94,636
Tesoro Corp. (d)	3,000,000	29,010
Tsakos Energy Navigation Ltd.	350,000	8,659
USEC, Inc. (a)(d)(e)	8,600,000	35,518
W&T Offshore, Inc. (e)	5,800,411	111,194
World Fuel Services Corp. (e)	2,900,000	62,147
		1,125,184
TOTAL ENERGY		1,603,690
FINANCIALS - 6.5%
Capital Markets - 0.1%
FCStone Group, Inc. (a)	30,000	179
GFI Group, Inc.	250,000	803
Norvestia Oyj (B Shares)	421,500	2,863
TradeStation Group, Inc. (a)	1,250,000	9,788
		13,633
Commercial Banks - 1.3%
Anglo Irish Bank Corp. PLC (d)	9,500,373	30,867
Bank of the Ozarks, Inc. (e)	849,963	25,839
Cathay General Bancorp (d)(e)	2,750,000	67,320
Center Financial Corp., California	19,598	202
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Dimeco, Inc.	16,140	$ 694
East West Bancorp, Inc. (d)	1,000,000	17,350
EuroBancshares, Inc. (a)(e)	1,071,513	2,732
First Bancorp, Puerto Rico (d)(e)	7,700,000	78,694
Hanmi Financial Corp. (d)	1,554,996	6,220
Intervest Bancshares Corp. Class A	117,493	703
Nara Bancorp, Inc.	10,000	110
Oriental Financial Group, Inc.	1,150,000	18,676
Pacific Premier Bancorp, Inc. (a)	70,000	280
Ringerikes Sparebank (e)	43,000	808
Ringkjoebing Bank (Reg.)	42,240	1,986
S.Y. Bancorp, Inc. (d)	7,806	215
Smithtown Bancorp, Inc. (d)	8,738	172
Sparebanken More (primary capital certificate)	76,674	1,891
Sparebanken Rogaland (primary capital certificate)	800,000	4,301
Tamalpais Bancorp	144,661	1,517
The First Bancorp, Inc.	51,893	934
W Holding Co., Inc. (d)(e)	10,402,548	6,762
Wilshire Bancorp, Inc.	5,000	55
		268,328
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,094,000	5,353
First Cash Financial Services, Inc. (a)	200,000	3,074
Nicholas Financial, Inc. (a)	182,570	566
		8,993
Diversified Financial Services - 0.1%
CIT Group, Inc.	3,300,009	13,662
Newship Ltd.	2,500	402
		14,064
Insurance - 4.7%
Assurant, Inc.	4,400,000	112,112
Axis Capital Holdings Ltd.	6,589,068	187,657
Employers Holdings, Inc.	225,353	2,876
Endurance Specialty Holdings Ltd.	2,450,000	74,088
First Mercury Financial Corp. (a)	225,000	2,428
Genworth Financial, Inc. Class A (non-vtg.)	11,000,000	53,240
IPC Holdings Ltd. (e)	3,099,494	85,577
National Interstate Corp. (d)	719,985	12,600
National Western Life Insurance Co. Class A	154,194	29,109
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd. (e)	3,100,000	$ 142,290
Unum Group	15,000,000	236,250
		938,227
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit	314,400	136
VastNed Offices/Industrial NV	100,000	1,319
		1,455
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	195,000	1,057
Relo Holdings Corp.	70,000	651
Tejon Ranch Co. (a)(d)(e)	993,800	28,880
		30,588
Thrifts & Mortgage Finance - 0.1%
Farmer Mac Class C (non-vtg.) (d)	30,140	175
First Financial Service Corp.	115,563	2,057
Imperial Capital Bancorp, Inc. (d)	92,413	477
North Central Bancshares, Inc. (e)	133,861	2,041
Severn Bancorp, Inc.	67,246	420
The PMI Group, Inc. (d)(e)	8,925,000	22,223
Triad Guaranty, Inc. (a)(d)(e)	1,438,451	1,568
WSB Holdings, Inc.	91,210	345
		29,306
TOTAL FINANCIALS		1,304,594
HEALTH CARE - 12.8%
Biotechnology - 1.0%
Amgen, Inc. (a)	3,000,000	179,670
Biogen Idec, Inc. (a)	250,000	10,638
Vital BioTech Holdings Ltd. (a)	5,000,000	136
		190,444
Health Care Equipment & Supplies - 1.3%
COLTENE Holding AG	5,000	234
Cooper Companies, Inc. (d)	500,012	8,240
Exactech, Inc. (a)	600,000	12,120
Golden Meditech Co. Ltd. (a)	11,000,000	1,583
Home Diagnostics, Inc. (a)	60,100	523
Kinetic Concepts, Inc. (a)	2,300,000	55,683
Mani, Inc.	160,000	9,123
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)(e)	1,568,250	$ 18,035
Nakanishi, Inc.	175,500	12,576
National Dentex Corp. (a)(e)	558,249	2,953
Orthofix International NV (a)(e)	863,416	11,699
Span-America Medical System, Inc.	94,658	1,098
Theragenics Corp. (a)(e)	3,304,620	6,444
Utah Medical Products, Inc. (e)	460,000	12,084
Young Innovations, Inc. (e)	835,991	14,212
Zimmer Holdings, Inc. (a)	2,200,000	102,146
		268,753
Health Care Providers & Services - 9.2%
Advocat, Inc. (a)(e)	345,254	1,157
American HomePatient, Inc. (a)(e)	1,735,000	451
AMERIGROUP Corp. (a)(e)	4,694,967	117,374
AmSurg Corp. (a)(e)	2,350,000	58,609
Bio-Reference Laboratories, Inc. (a)	50,000	1,230
Centene Corp. (a)	600,000	11,304
CML Healthcare Income Fund	832,500	10,246
Corvel Corp. (a)	540,624	14,500
Coventry Health Care, Inc. (a)(e)	13,291,847	175,319
Grupo Casa Saba SA de CV sponsored ADR	210,000	4,935
Healthspring, Inc. (a)(d)	2,300,010	37,996
Healthways, Inc. (a)	1,000,048	10,100
InVentiv Health, Inc. (a)	15,000	142
Japan Medical Dynamic Marketing, Inc.	100,000	179
LifePoint Hospitals, Inc. (a)(d)(e)	5,675,920	136,052
Lincare Holdings, Inc. (a)(d)(e)	9,550,000	251,643
Molina Healthcare, Inc. (a)(d)(e)	1,648,886	36,721
Patterson Companies, Inc. (a)(d)(e)	6,150,103	155,782
Pediatrix Medical Group, Inc. (a)	50,000	1,933
ResCare, Inc. (a)	1,163,402	17,928
United Drug PLC:
(Ireland)	2,514,338	9,770
(United Kingdom)	499,993	1,913
UnitedHealth Group, Inc.	26,800,700	635,968
Universal American Financial Corp. (a)	1,474,107	13,046
VCA Antech, Inc. (a)	175,019	3,168
Wellcare Health Plans, Inc. (a)	1,766,000	42,684
WellPoint, Inc. (a)	2,250,000	87,458
		1,837,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	$ 762
Computer Programs & Systems, Inc.	53,950	1,494
IMS Health, Inc.	8,400,000	120,456
		122,712
Life Sciences Tools & Services - 0.3%
Harvard Bioscience, Inc. (a)	100,000	310
ICON PLC sponsored ADR	2,000,000	50,740
Medtox Scientific, Inc. (a)	283,643	2,794
SeraCare Life Sciences, Inc. (a)	259,491	714
		54,558
Pharmaceuticals - 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)	2,999,951	55,499
Far East Pharmaceutical Technology Co. Ltd. (a)	1,300,000	53
Forest Laboratories, Inc. (a)	325,000	7,550
Fornix Biosciences NV (e)	422,922	3,714
Hisamitsu Pharmaceutical Co., Inc.	10,000	417
Il Dong Pharmaceutical Co. Ltd.	182,013	2,582
KunWha Pharmaceutical Co., Ltd.	35,600	292
KV Pharmaceutical Co. Class A (a)	100,000	1,700
Medicis Pharmaceutical Corp. Class A	75,000	1,070
Sepracor, Inc. (a)	50,000	666
Torii Pharmaceutical Co. Ltd.	604,900	8,333
Whanin Pharmaceutical Co. Ltd.	277,690	2,575
Yuyu Pharma, Inc.	30,000	137
		84,588
TOTAL HEALTH CARE		2,558,663
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.1%
AAR Corp. (a)	425,000	6,796
Alabama Aircraft Industries, Inc. (a)(e)	245,280	660
CAE, Inc. (e)	13,500,400	79,157
Ducommun, Inc.	30,000	606
Moog, Inc. Class A (a)	3,918,023	137,601
		224,820
Air Freight & Logistics - 0.3%
Forward Air Corp.	5,000	131
Kintetsu World Express, Inc.	50,000	726
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc.	899,961	$ 10,161
Sinwa Ltd.	7,500,000	387
Yusen Air & Sea Service Co. Ltd. (d)(e)	3,991,000	42,850
		54,255
Airlines - 0.2%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)(d)	619,253	1,691
Republic Airways Holdings, Inc. (a)	1,699,987	25,415
Ryanair Holdings PLC sponsored ADR (a)(d)	100,000	2,227
SkyWest, Inc.	50,000	771
		30,104
Building Products - 0.3%
Aaon, Inc.	500,853	8,259
Aica Kogyo Co. Ltd.	175,000	1,553
Ameron International Corp.	67,911	3,192
Insteel Industries, Inc.	5,000	51
Kingspan Group PLC (Ireland)	2,550,000	14,658
Kondotec, Inc.	300,100	1,542
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	37,358
Simpson Manufacturing Co. Ltd.	100,254	2,310
		68,923
Commercial Services & Supplies - 0.6%
AJIS Co. Ltd. (e)	353,200	6,766
Cintas Corp.	3,105,000	73,589
GeoEye, Inc. (a)	100,000	2,164
HNI Corp. (d)	175,000	3,206
Knoll, Inc.	400,000	5,784
Mitie Group PLC	5,000,000	15,191
Secom Techno Service Co. Ltd.	645,000	14,978
United Stationers, Inc. (a)	131,400	4,913
VICOM Ltd.	1,100,000	993
		127,584
Construction & Engineering - 0.5%
Arcadis NV	1,245,000	14,734
Chodai Co. Ltd.	100,000	308
Commuture Corp.	550,000	2,665
Daiichi Kensetsu Corp. (e)	1,151,000	7,085
Dongyang Express & Construction Corp.	24,950	236
Granite Construction, Inc.	50,000	1,784
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Hibiya Engineering Ltd. (d)	1,179,000	$ 9,312
Hyder Consulting PLC	100,000	306
Imtech NV	900,000	13,750
Jacobs Engineering Group, Inc. (a)	25,000	911
Kaneshita Construction Co. Ltd.	925,000	2,746
Koninklijke BAM Groep NV	900,000	7,999
Kyeryong Construction Industrial Co. Ltd. (e)	453,590	4,159
Michael Baker Corp. (a)	100,000	2,383
Sanyo Engineering & Construction, Inc.	1,000,000	3,051
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,703
ShoLodge, Inc. (a)(e)	500,627	626
URS Corp. (a)	750,000	22,043
Yurtec Corp.	69,000	309
		97,110
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,000,000	1,764
AZZ, Inc. (a)(d)(e)	1,088,200	31,754
Belden, Inc.	1,500,000	31,260
BYD Co. Ltd. (H Shares)	100,000	170
Chase Corp. (e)	805,461	11,744
Deswell Industries, Inc.	576,565	1,735
Draka Holding NV (d)	1,270,000	15,336
GrafTech International Ltd. (a)	500,036	4,055
Hubbell, Inc. Class B	125,000	4,484
Koito Industries Ltd.	470,000	1,210
Korea Electric Terminal Co. Ltd. (e)	610,000	6,753
Nexans SA	425,000	24,242
Power Logics Co. Ltd. (a)	525,000	757
Prysmian SpA	600,000	7,279
Universal Security Instruments, Inc. (a)(e)	241,255	760
		143,303
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,250,000	128,590
Seaboard Corp.	61,673	82,642
		211,232
Machinery - 1.0%
Aalberts Industries NV	925,000	8,451
Cascade Corp. (e)	999,952	33,008
CKD Corp. (e)	5,300,000	17,719
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	16,098
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	100,000	$ 3,177
Foremost Income Fund (e)	1,600,000	8,094
Gardner Denver, Inc. (a)(d)	1,000,000	25,620
Gencor Industries, Inc. (a)	165,011	1,031
Graco, Inc.	25,000	618
Greenbrier Companies, Inc. (e)	1,500,000	12,375
Hardinge, Inc.	170,919	1,191
Hi-P International Ltd.	3,500,000	815
IDEX Corp.	50,000	1,159
Ihara Science Corp. (a)	350,000	1,945
Inoue Kinzoku Kogyo Co. Ltd. (e)	940,000	3,891
Jaya Holdings Ltd. (e)	53,000,000	19,787
Miller Industries, Inc. (a)	87,000	531
NACCO Industries, Inc. Class A	565,000	34,810
Nadex Co. Ltd.	319,000	1,288
Nitta Corp.	50,000	559
S&T Holdings Co. Ltd.	200,020	808
Singamas Container Holdings Ltd.	2,000,000	204
Spirax-Sarco Engineering PLC	5,000	65
Takamatsu Machinery Co., Ltd.	18,000	53
Takeuchi Manufacturing Co. Ltd. (d)	100,000	811
Tocalo Co. Ltd.	25,000	242
Toro Co. (d)	50,000	1,682
Trifast PLC (e)	6,845,000	3,674
Trinity Industrial Corp.	35,000	143
Twin Disc, Inc.	308,611	2,392
Wolverine Tube, Inc. (a)(e)	3,406,825	681
		202,922
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	660,000	4,029
Professional Services - 1.3%
Advisory Board Co. (a)	100,135	2,468
Clarius Group Ltd.	1,165,811	559
Corporate Executive Board Co. (d)	275,000	8,203
CRA International, Inc. (a)(e)	840,244	22,737
en-japan, Inc. (d)	2,021	1,478
Equifax, Inc.	4,700,000	122,576
GFK AG	100,000	1,975
LECG Corp. (a)	612,802	2,941
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	575,000	$ 17,900
Monster Worldwide, Inc. (a)	800,000	11,392
MPS Group, Inc. (a)	500,000	3,895
RCM Technologies, Inc. (a)(e)	1,275,663	1,454
Robert Half International, Inc.	100,000	1,887
SmartPros Ltd. (a)	20,000	59
Stantec, Inc. (a)(e)	3,000,000	48,142
TrueBlue, Inc. (a)	950,046	7,914
Wesco, Inc.	300,000	462
		256,042
Road & Rail - 0.5%
Alps Logistics Co. Ltd.	829,100	8,499
Hutech Norin Co. Ltd. (e)	765,200	4,381
Japan Logistic Systems Corp.	300,000	615
Old Dominion Freight Lines, Inc. (a)	1,600,000	48,544
Sakai Moving Service Co. Ltd. (e)	778,000	14,552
Trancom Co. Ltd. (e)	1,032,400	11,685
Universal Truckload Services, Inc. (a)	485,033	7,411
US 1 Industries, Inc. (a)	286,700	284
		95,971
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	330,000	3,961
Empire Resources, Inc.	46,850	108
ERIKS Group NV (Certificaten Van Aandelen) unit	80,000	2,947
Grafton Group PLC unit	4,750,017	14,205
Hanwa Co. Ltd.	350,000	924
Misumi Group, Inc. (d)	316,600	4,843
MSC Industrial Direct Co., Inc. Class A	10,000	359
Parker Corp.	405,000	811
Richelieu Hardware Ltd.	1,050,000	13,933
Senshu Electric Co. Ltd. (e)	800,300	7,830
Uehara Sei Shoji Co. Ltd.	1,100,000	3,359
Wakita & Co. Ltd.	650,000	2,372
		55,652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	$ 7,073
Meiko Transportation Co. Ltd.	650,000	5,608
		12,681
TOTAL INDUSTRIALS		1,584,628
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.2%
Aastra Technologies Ltd. (a)	185,500	1,592
Arris Group, Inc. (a)	500,000	3,455
Bel Fuse, Inc.:
Class A	369,793	7,699
Class B (non-vtg.)	10,000	217
Black Box Corp. (e)	1,981,025	60,243
Blonder Tongue Laboratories, Inc. (a)	152,040	122
BYD Electronic International Co. Ltd.	2,500,000	766
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	20,000	18
ClearOne Communications, Inc. (a)(d)(e)	1,000,503	4,072
Cogo Group, Inc. (a)	332,500	1,809
Comtech Telecommunications Corp. (a)	20,000	968
Ditech Networks, Inc. (a)(e)	3,234,000	2,684
Nera Telecommunications Ltd.	9,000,000	1,224
NETGEAR, Inc. (a)(e)	3,534,317	39,054
Nokia Corp. sponsored ADR	150,000	2,277
Optical Cable Corp. (a)(e)	537,002	2,465
Plantronics, Inc. (e)	4,893,275	70,659
Sierra Wireless, Inc. (a)	100,000	871
TKH Group NV unit	3,000,000	47,814
		248,009
Computers & Peripherals - 1.1%
ASUSTeK Computer, Inc.	1,549,510	2,236
Datapulse Technology Ltd.	500,000	51
Dataram Corp. (e)	858,800	1,099
Logitech International SA (Reg.) (a)	5,900,000	87,941
NetApp, Inc. (a)	100,000	1,353
Rimage Corp. (a)(e)	709,770	10,462
Roland DG Corp.	25,000	311
Seagate Technology	9,000,000	60,930
Super Micro Computer, Inc. (a)(e)	1,900,000	11,932
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
TPV Technology Ltd.	48,472,000	$ 9,624
Western Digital Corp. (a)	875,000	14,438
Xyratex Ltd. (a)(e)	2,011,827	11,266
		211,643
Electronic Equipment & Components - 3.5%
A&D Co. Ltd. (d)(e)	1,752,100	5,738
Amphenol Corp. Class A	50,000	1,433
Benchmark Electronics, Inc. (a)	75,000	899
CPI International, Inc. (a)	725,993	7,158
CyberOptics Corp. (a)	50,000	387
Delta Electronics, Inc.	11,000,000	25,011
Delta Electronics PCL (For. Reg.)	30,000,000	9,053
Diploma PLC	10,000	21
Domino Printing Sciences PLC	5,000	16
Excel Co. Ltd. (e)	908,600	6,217
Hon Hai Precision Industry Co. Ltd. (Foxconn)	86,369,994	209,477
Huan Hsin Holdings Ltd.	7,200,000	1,311
Ingram Micro, Inc. Class A (a)	1,300,000	17,329
Insight Enterprises, Inc. (a)	1,249,986	12,162
INTOPS Co. Ltd.	211,350	2,207
Jurong Technologies Industrial Corp. Ltd.	29,873,347	1,767
Kingboard Chemical Holdings Ltd.	37,000,000	73,859
Kingboard Laminates Holdings Ltd.	3,000,000	735
KITAGAWA INDUSTRIES CO., LTD.	25,000	244
Measurement Specialties, Inc. (a)	62,639	669
Mesa Laboratories, Inc. (e)	317,500	5,715
Methode Electronics, Inc. Class A	50,000	380
Multi-Fineline Electronix, Inc. (a)(d)	50,000	584
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	2,634
Nippo Ltd.	195,600	700
Orbotech Ltd. (a)(e)	2,449,985	7,938
ScanSource, Inc. (a)(e)	2,634,900	52,276
SED International Holdings, Inc. (a)(e)	480,000	739
Shibaura Electronics Co. Ltd.	50,700	348
Sigmatron International, Inc. (a)(e)	381,880	1,275
Sinotronics Holdings Ltd.	15,300,000	527
SMART Modular Technologies (WWH), Inc. (a)(e)	6,133,900	16,623
Softchoice Corp.	50,000	199
Spectrum Control, Inc. (a)(e)	1,194,996	7,445
SYNNEX Corp. (a)(e)	3,202,670	49,417
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Taitron Components, Inc. Class A (sub. vtg.)	359,023	$ 298
Takachiho Electric Co. Ltd.	860,000	7,352
Tomen Electronics Corp. (e)	1,281,900	15,514
Tyco Electronics Ltd.	5,300,000	103,032
Venture Corp. Ltd.	10,300,000	37,640
Winland Electronics, Inc. (a)(e)	337,600	169
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,043
Zones, Inc. (a)	108,856	883
		688,424
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	25,000	102
DivX, Inc. (a)(e)	2,000,000	13,960
eBay, Inc. (a)	7,800,007	119,106
Internet Gold Golden Lines Ltd. (a)	548,100	2,845
j2 Global Communications, Inc. (a)(e)	3,550,000	57,226
NetEase.com, Inc. sponsored ADR (a)	50,000	1,125
Open Text Corp. (a)	100,032	2,535
Perficient, Inc. (a)	1,300,099	7,138
Softbank Technology Corp.	265,400	1,355
United Internet AG	30,000	271
ValueClick, Inc. (a)	300,000	2,220
		207,883
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	82,000
Calian Technologies Ltd.	272,200	1,919
Cognizant Technology Solutions Corp. Class A (a)	960,042	18,433
Computer Services, Inc.	5,250	148
CSE Global Ltd. (e)	29,000,500	13,042
Indra Sistemas SA	1,000,000	19,431
infoGROUP, Inc.	1,585,552	7,072
ITFOR, Inc.	5,000	13
Lender Processing Services, Inc.	38,400	886
NeuStar, Inc. Class A (a)	275,000	5,418
Patni Computer Systems Ltd. sponsored ADR	100,000	580
Satyam Computer Services Ltd. sponsored ADR	475,000	7,472
SinoCom Software Group Ltd.	35,710,000	2,583
Softcreate Co., Ltd.	100	1
Space Hellas SA (a)	10,000	7
Total System Services, Inc.	4,500,000	61,830
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Holdings, Inc. (a)(d)	600,000	$ 6,816
Wright Express Corp. (a)	350,000	4,792
		232,443
Office Electronics - 0.8%
Canon Finetech, Inc.	100,000	980
Canon, Inc.	4,150,000	145,208
Zebra Technologies Corp. Class A (a)	450,000	9,108
		155,296
Semiconductors & Semiconductor Equipment - 1.5%
Aviza Technology, Inc. (a)	699,999	105
Axcelis Technologies, Inc. (a)(e)	9,170,004	4,035
FormFactor, Inc. (a)	1,596,000	27,802
Intest Corp. (a)(e)	909,300	709
KEC Corp. (a)	2,500,000	1,034
KEC Holdings Co. Ltd. (e)	1,799,999	1,037
KLA-Tencor Corp.	50,000	1,163
Kontron AG	5,000	39
Kulicke & Soffa Industries, Inc. (a)	250,000	735
Lasertec Corp.	140,000	950
Leeno Industrial, Inc.	25,000	160
Maxim Integrated Products, Inc.	9,000,500	122,407
MediaTek, Inc.	1,500,000	13,461
Melexis NV (d)(e)	3,100,000	27,425
Miraial Co. Ltd.	80,000	752
NVIDIA Corp. (a)	3,100,000	27,156
Omnivision Technologies, Inc. (a)(e)	5,535,000	44,778
ON Semiconductor Corp. (a)	126,677	647
Trio-Tech International (e)	322,543	726
USC Corp.	350,000	3,113
Varitronix International Ltd. (e)	22,606,000	4,817
Xilinx, Inc.	20,000	368
Y. A. C. Co., Ltd.	62,700	292
Zoran Corp. (a)	1,580,533	12,866
		296,577
Software - 4.8%
Amdocs Ltd. (a)	3,750,000	84,600
Ansys, Inc. (a)(e)	5,500,000	157,465
Bitstream, Inc. Class A (a)	5,000	21
Cadence Design Systems, Inc. (a)	125,000	509
Catapult Communications Corp. (a)	309,390	1,321
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Cybernet Systems Co. Ltd. (d)(e)	16,356	$ 5,792
DMX Technologies Group Ltd. (a)	1,000,000	58
ebix.com, Inc. (a)	213,438	5,428
Epicor Software Corp. (a)	1,427,428	10,063
Exact Holdings NV	625,000	14,577
Fair Isaac Corp.	2,404,119	37,480
ICT Automatisering NV (d)	425,001	2,814
Infomedia Ltd.	600,000	146
Jack Henry & Associates, Inc. (e)	5,300,000	100,753
KSK Co., Ltd.	200	1
MacDonald Dettwiler & Associates Ltd. (a)	300,000	5,381
Microsoft Corp.	1,100,000	24,563
MicroStrategy, Inc. Class A (a)	25,000	984
Net 1 UEPS Technologies, Inc. (a)	250,000	3,500
Oracle Corp. (a)	23,900,000	437,131
Pervasive Software, Inc. (a)(e)	1,842,792	7,648
Progress Software Corp. (a)(e)	2,450,000	56,203
PROS Holdings, Inc. (a)	125,000	671
Quality Systems, Inc. (d)	10,000	385
Springsoft, Inc.	6,878,922	3,681
Synchronoss Technologies, Inc. (a)	50,000	389
Vasco Data Security International, Inc. (a)	10,000	113
		961,677
TOTAL INFORMATION TECHNOLOGY		3,001,952
MATERIALS - 3.2%
Chemicals - 1.9%
Aronkasei Co. Ltd.	500,000	1,704
C. Uyemura & Co. Ltd.	96,200	2,733
Cytec Industries, Inc.	1,075,000	30,444
Dongbu Fine Chemical Co. Ltd.	100,000	734
EcoGreen Fine Chemical Group Ltd.	11,000,000	1,192
FMC Corp.	2,300,000	100,142
Fujikura Kasei Co., Ltd.	1,051,100	5,584
Honshu Chemical Industry Co., Ltd.	250,000	1,703
Innospec, Inc. (e)	2,029,971	17,762
KPC Holdings Corp.	43,478	1,590
Kpx Chemical Co. Ltd.	122,064	4,020
Methanex Corp.	25,000	284
Mitsubishi Gas Chemical Co., Inc.	50,000	184
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OM Group, Inc. (a)(e)	2,182,900	$ 46,583
SK Kaken Co. Ltd.	75,000	1,648
Soken Chemical & Engineer Co. Ltd. (e)	805,000	4,125
Thai Rayon PCL	25,000	22
Thai Rayon PCL (For. Reg.)	25,000	22
Tohcello Co. Ltd.	200,000	834
Tokyo Printing Ink Manufacturing Co. Ltd.	381,000	691
Yara International ASA	7,000,000	146,245
Yip's Chemical Holdings Ltd.	26,000,000	6,513
		374,759
Construction Materials - 0.0%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	4,031
CRH PLC sponsored ADR	100,000	2,116
Mitani Sekisan Co. Ltd.	425,000	1,715
Titan Cement Co. SA (Reg.)	50,000	854
		8,716
Containers & Packaging - 0.4%
Kohsoku Corp.	1,030,000	5,946
Silgan Holdings, Inc.	1,300,000	60,502
Starlite Holdings Ltd.	1,800,000	68
The Pack Corp.	280,000	3,635
		70,151
Metals & Mining - 0.9%
Avocet Mining PLC (a)	250,000	285
Blue Earth Refineries, Inc.	354,649	514
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	60,672
Fresnillo PLC	800,000	1,588
Gerdau SA sponsored ADR	7,400,000	47,434
Horsehead Holding Corp. (a)	960,100	3,322
HudBay Minerals, Inc. (a)	305,300	1,377
IAMGOLD Corp.	4,400,000	14,596
Industrias Penoles SA de CV	2,650,000	23,455
Korea Steel Shapes Co. Ltd.	41,488	2,084
Lihir Gold Ltd. (a)	5,500,000	6,859
Pacific Metals Co. Ltd. (d)	700,000	3,090
Reliance Steel & Aluminum Co.	400,042	10,017
Synalloy Corp. (d)	190,383	1,428
Tohoku Steel Co. Ltd. (e)	595,000	6,782
Troy Resources NL	250,000	169
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Uruguay Mineral Exploration, Inc.	800,000	$ 325
Webco Industries, Inc. (a)	9,322	671
		184,668
TOTAL MATERIALS		638,294
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	29,203
Qwest Communications International, Inc.	600,000	1,716
		30,919
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	19,585
SK Telecom Co. Ltd. sponsored ADR (d)	2,000,000	34,420
		54,005
TOTAL TELECOMMUNICATION SERVICES		84,924
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (a)(e)	130,000	4,290
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	4,150
Keiyo Gas Co. Ltd.	425,000	1,987
KyungDong City Gas Co. Ltd.	139,700	4,687
Otaki Gas Co. Ltd.	669,000	4,661
		15,485
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,500,000	36,315
Mega First Corp. Bhd	778,000	172
		36,487
TOTAL UTILITIES		56,262
TOTAL COMMON STOCKS (Cost $19,499,088)		17,249,136
Convertible Preferred Stocks - 0.6%
	Shares	Value (000s)
FINANCIALS - 0.6%
Commercial Banks - 0.4%
East West Bancorp, Inc. Series A, 8.00%	55,100	$ 62,263
Wachovia Corp. 7.50%	37,000	24,605
		86,868
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	5,509
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	8,046,500	39,444
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	110,660	158
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $470,031)		131,979
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $29,680)	$ 29,680	12,650
Money Market Funds - 13.9%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	2,468,536,363	2,468,536
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	293,858,521	293,859
TOTAL MONEY MARKET FUNDS (Cost $2,762,395)		2,762,395
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $22,761,194)		20,156,160
NET OTHER ASSETS - (1.2)%		(246,902)
NET ASSETS - 100%		$ 19,909,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,358,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,484
Fidelity Securities Lending Cash Central Fund	7,053
Total	$ 22,537
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 5,738
Abbey PLC	17,715	-	-	-	13,419
Abercrombie & Fitch Co. Class A	-	248,162	-	26	194,032
Adams Resources & Energy, Inc.	12,014	-	-	-	7,844
Advocat, Inc.	3,694	-	-	-	1,157
AJIS Co. Ltd.	7,750	1,121	-	-	6,766
Alabama Aircraft Industries, Inc.	439	-	-	-	660
American Axle & Manufacturing Holdings, Inc.	30,217	-	1,852	103	14,326
American HomePatient, Inc.	1,215	-	-	-	451
American Italian Pasta Co. Class A	$ 20,182	$ 980	$ -	$ -	$ 24,263
AMERIGROUP Corp.	119,252	-	-	-	117,374
AmSurg Corp.	65,660	-	2,663	-	58,609
Ansys, Inc.	255,781	-	3,531	-	157,465
AOC Holdings, Inc.	47,956	8,184	525	-	34,894
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	-	1,737	66	6,302
Arrhythmia Research Technology, Inc.	1,610	-	-	-	762
ASTI Corp.	1,901	733	-	46	2,316
Atlantic Tele-Network, Inc.	36,717	-	-	216	29,203
Axcelis Technologies, Inc.	46,033	-	-	-	4,035
AZZ, Inc.	49,807	1,148	1,148	-	31,754
Bank of the Ozarks, Inc.	24,969	-	10,517	110	25,839
Barratt Developments PLC	46,250	3,084	3,084	-	30,746
Basic Energy Services, Inc.	107,680	-	-	-	54,720
Beazer Homes USA, Inc.	12,460	5,069	-	-	8,392
Bed Bath & Beyond, Inc.	677,667	8,224	87,433	-	564,984
Belluna Co. Ltd.	12,457	3,656	121	256	10,626
Bellway PLC	70,675	-	-	-	65,548
Black Box Corp.	58,836	-	-	119	60,243
Blyth, Inc.	49,019	-	4,231	837	26,660
Brinker International, Inc.	139,764	9,236	-	886	75,330
Bristow Group, Inc.	106,851	8,431	1,160	-	64,402
CAE, Inc.	145,836	-	-	322	79,157
Cagle's, Inc. Class A	1,487	-	1	-	1,077
Career Education Corp.	180,069	1,834	1,834	-	155,229
Cascade Corp.	43,878	-	-	200	33,008
Cathay General Bancorp	62,166	-	30,951	294	67,320
CEC Entertainment, Inc.	90,636	-	9,124	-	59,064
Chase Corp.	14,901	-	-	282	11,744
Chimney Co. Ltd.	6,071	3,066	-	-	7,542
Chromcraft Revington, Inc.	2,448	-	396	-	-
CKD Corp.	20,768	7,006	240	476	17,719
ClearOne Communications, Inc.	$ 3,622	$ -	$ -	$ -	$ 4,072
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	16,098
Corvel Corp.	22,925	-	4,252	-	-
Coventry Health Care, Inc.	394,376	49,008	-	-	175,319
CPI International, Inc.	15,431	-	4,878	-	-
CRA International, Inc.	31,984	971	1,949	-	22,737
CSE Global Ltd.	19,582	1,481	-	187	13,042
Cybernet Systems Co. Ltd.	6,387	818	-	124	5,792
D.R. Horton, Inc.	279,112	17,880	15,516	1,905	184,500
Daiichi Kensetsu Corp.	-	7,185	-	-	7,085
Daikokutenbussan Co. Ltd.	5,492	627	-	-	9,277
Dataram Corp.	2,018	-	-	-	1,099
DCC PLC (Ireland)	195,024	-	-	-	128,590
Decorator Industries, Inc.	548	-	-	-	292
Delta Apparel, Inc.	3,740	-	-	-	5,244
Diodes, Inc.	67,522	29,182	33,477	-	-
Ditech Networks, Inc.	6,403	-	-	-	2,684
Divestco, Inc.	6,876	13	-	-	1,764
DivX, Inc.	19,728	-	3,343	-	13,960
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
Edge Petroleum Corp.	14,726	-	-	-	1,690
Educational Development Corp.	1,928	-	-	-	1,424
EuroBancshares, Inc.	2,239	-	-	-	2,732
Exactech, Inc.	23,019	-	4,028	-	-
Excel Co. Ltd.	9,314	-	-	119	6,217
ExpressJet Holdings, Inc. Class A	1,522	-	801	-	-
Fair Isaac Corp.	84,588	-	34,053	63	-
Farstad Shipping ASA	65,174	-	-	-	32,742
Federal Screw Works	780	-	-	15	563
First Bancorp, Puerto Rico	70,000	-	3,381	504	78,694
Footstar, Inc.	7,963	-	-	-	5,947
Foremost Income Fund	13,596	-	-	320	8,094
FormFactor, Inc.	42,806	416	18,033	-	-
Fornix Biosciences NV	6,507	-	-	344	3,714
Fossil, Inc.	113,815	25,828	-	-	103,001
FreightCar America, Inc.	$ 23,818	$ 477	$ 13,754	$ 38	$ -
Fresh Del Monte Produce, Inc.	133,521	-	-	-	133,711
Gildan Activewear, Inc.	167,861	21,025	2,085	-	172,450
Glentel, Inc.	6,695	-	-	37	4,511
Goodfellow, Inc.	7,278	451	-	-	4,335
Greenbrier Companies, Inc.	31,395	-	-	-	12,375
Group 1 Automotive, Inc.	28,689	-	-	204	14,673
Gulliver International Co. Ltd.	26,601	370	370	373	16,486
Hampshire Group Ltd.	5,520	-	-	-	4,591
Hankook Shell Oil Co. Ltd.	7,360	-	-	-	4,655
Helen of Troy Ltd.	63,121	-	1,595	-	53,970
Henry Boot PLC	13,697	-	-	176	7,404
HTL International Holdings Ltd.	5,817	-	-	-	1,806
Hutech Norin Co. Ltd.	3,106	1,515	-	45	4,381
Innospec, Inc.	37,786	-	1,497	105	17,762
Inoue Kinzoku Kogyo Co. Ltd.	3,062	1,786	-	47	3,891
Intage, Inc.	5,882	3,088	-	-	7,591
Intest Corp.	1,455	-	-	-	709
INZI Controls Co. Ltd.	3,670	33	-	-	1,904
IPC Holdings Ltd.	99,494	-	-	682	85,577
Isewan Terminal Service Co. Ltd.	8,226	-	-	102	7,073
j2 Global Communications, Inc.	86,292	1,161	2,659	-	57,226
Jack Henry & Associates, Inc.	142,494	-	27,349	458	100,753
Jack in the Box, Inc.	141,759	-	-	-	132,037
Jackson Hewitt Tax Service, Inc.	31,863	641	-	378	28,938
JAKKS Pacific, Inc.	46,708	1,102	-	-	48,655
Jaya Holdings Ltd.	50,961	1,931	-	2,704	19,787
JLM Couture, Inc.	327	-	-	-	256
Jos. A. Bank Clothiers, Inc.	40,733	-	686	-	45,846
KEC Holdings Co. Ltd.	2,570	-	-	-	1,037
Komplett ASA	10,754	-	172	-	3,437
Korea Electric Terminal Co. Ltd.	11,379	-	-	-	6,753
Kyeryong Construction Industrial Co. Ltd.	$ 4,997	$ 2,513	$ -	$ -	$ 4,159
LifePoint Hospitals, Inc.	162,502	-	-	-	136,052
Lincare Holdings, Inc.	307,701	-	-	-	251,643
M/I Homes, Inc.	32,784	-	-	-	23,545
Maine & Maritimes Corp.	5,742	-	-	-	4,290
MAIR Holdings, Inc.	8,000	-	-	-	-
Marine Products Corp.	16,494	-	4,464	147	-
MarineMax, Inc.	5,857	841	-	-	2,310
Medical Action Industries, Inc.	15,588	-	-	-	18,035
Melexis NV	49,123	-	-	2,010	27,425
Mesa Laboratories, Inc.	5,988	725	-	29	5,715
Metro, Inc. Class A (sub. vtg.)	275,476	-	-	2,116	288,465
Michang Oil Industrial Co. Ltd.	5,219	-	-	-	2,351
Molina Healthcare, Inc.	49,203	-	-	-	36,721
Monarch Casino & Resort, Inc.	12,374	-	-	-	8,949
Murakami Corp.	5,561	-	-	35	4,247
National Dentex Corp.	5,582	-	-	-	2,953
NBTY, Inc.	129,338	6,255	-	-	92,779
NCI Building Systems, Inc.	75,197	-	-	-	37,358
NETGEAR, Inc.	53,545	-	-	-	39,054
New Frontier Media, Inc.	4,691	-	-	-	2,697
NEXT PLC	247,987	-	-	-	224,333
Ngai Lik Industrial Holdings Ltd.	1,746	-	-	-	519
Nishimatsuya Chain Co. Ltd.	32,440	3,465	-	210	35,266
North Central Bancshares, Inc.	2,811	-	-	1	2,041
Nutraceutical International Corp.	13,962	-	-	-	10,463
Oil States International, Inc.	252,448	17,499	-	-	115,282
Old Dominion Freight Lines, Inc.	106,430	2,539	49,652	-	-
OM Group, Inc.	60,997	11,939	-	-	46,583
Omnivision Technologies, Inc.	60,608	-	-	-	44,778
Optical Cable Corp.	3,593	-	52	-	2,465
Orbotech Ltd.	$ 28,812	$ -	$ -	$ -	$ 7,938
Orthofix International NV	30,944	-	8,159	-	11,699
Ozeki Co. Ltd.	30,170	799	-	-	26,422
P&F Industries, Inc. Class A	947	-	-	-	433
Papa John's International, Inc.	84,502	-	-	-	67,387
Patterson Companies, Inc.	157,712	30,775	-	-	155,782
Pervasive Software, Inc.	7,795	-	-	-	7,648
PetMed Express, Inc.	35,482	-	-	-	43,215
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	547	-	-	3,231
Piolax, Inc.	16,809	-	-	99	12,890
Plantronics, Inc.	119,151	-	-	245	70,659
Plenus Co. Ltd.	47,023	1,486	-	574	36,518
Pomeroy IT Solutions, Inc.	4,375	-	36	-	3,322
Progress Software Corp.	72,104	-	-	-	56,203
RCM Technologies, Inc.	4,210	-	-	-	1,454
RenaissanceRe Holdings Ltd.	157,697	-	-	713	142,290
Rex Stores Corp.	16,871	-	-	-	12,210
Rimage Corp.	7,367	2,832	-	-	10,462
Ringerikes Sparebank	1,142	-	37	-	808
Rocky Brands, Inc.	2,827	-	135	-	2,075
Rocky Mountain Chocolate Factory, Inc.	3,443	1,336	-	49	3,713
Ross Stores, Inc.	326,457	-	85,697	665	-
Ruby Tuesday, Inc.	43,840	896	896	-	15,357
Ruth's Chris Steak House, Inc.	6,540	110	110	-	3,140
Safeway, Inc.	565,128	40,188	-	1,797	484,956
Sakai Moving Service Co. Ltd.	12,186	3,439	-	161	14,552
ScanSource, Inc.	80,635	219	-	-	52,276
ScS Upholstery PLC	309	-	-	-	-
SED International Holdings, Inc.	734	-	-	-	739
Senshu Electric Co. Ltd.	4,862	6,364	-	142	7,830
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Shinsegae Engineering & Construction Co. Ltd.	$ 7,284	$ -	$ -	$ -	$ 2,703
ShoLodge, Inc.	1,006	-	-	-	626
Sigmatron International, Inc.	2,624	-	-	-	1,275
Simpson Manufacturing Co. Ltd.	74,431	-	81,528	80	-
SMART Modular Technologies (WWH), Inc.	13,001	10,668	-	-	16,623
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	-	4,125
Sonic Corp.	78,468	8,251	-	-	62,060
Spectrum Control, Inc.	8,337	341	-	-	7,445
Sportscene Group, Inc. Class A	5,274	-	-	-	4,147
Stanley Furniture Co., Inc.	9,138	-	-	108	10,578
Stantec, Inc.	77,941	4,030	-	-	48,142
Steiner Leisure Ltd.	51,912	-	-	-	43,512
Strattec Security Corp.	11,378	-	55	52	7,356
Strongco Income Fund	3,392	-	-	-	740
Sunjin Co. Ltd.	5,820	7	-	-	2,277
Super Micro Computer, Inc.	17,451	-	3,122	-	11,932
Swift Energy Co.	50,820	65,042	-	-	94,636
SYNNEX Corp.	74,814	-	-	-	49,417
Tamalpais Bancorp	2,532	-	774	12	-
Tejon Ranch Co.	30,162	-	-	-	28,880
The PMI Group, Inc.	22,402	1,455	1,455	22	22,223
Theragenics Corp.	11,963	-	-	-	6,444
Tohoku Steel Co. Ltd.	8,169	423	-	47	6,782
Tokyo Kisen Co. Ltd.	3,670	-	-	-	4,029
Tomen Electronics Corp.	8,456	5,458	-	102	15,514
Total Energy Services Trust	22,752	-	-	203	11,186
Trancom Co. Ltd.	15,597	-	-	-	11,685
Triad Guaranty, Inc.	1,295	-	-	-	1,568
Trifast PLC	6,980	-	5	-	3,674
Trio-Tech International	1,066	558	-	-	726
Uni-Select, Inc.	25,655	620	-	106	21,894
Universal Security Instruments, Inc.	1,279	-	-	-	760
Up, Inc.	4,121	-	-	-	3,604
USEC, Inc.	$ 44,892	$ -	$ -	$ -	$ 35,518
Utah Medical Products, Inc.	13,667	-	-	104	12,084
Varitronix International Ltd.	8,332	2,581	-	218	4,817
W Holding Co., Inc.	8,738	-	-	121	6,762
W&T Offshore, Inc.	144,108	84,609	2,385	129	111,194
Winland Electronics, Inc.	523	-	10	-	169
Wireless Telecom Group, Inc.	2,033	-	-	-	1,043
Wolverine Tube, Inc.	2,725	-	-	-	681
World Fuel Services Corp.	69,249	620	-	108	62,147
Xyratex Ltd.	26,851	1,083	-	-	11,266
Young Innovations, Inc.	18,304	-	85	33	14,212
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	20,519	-	276	42,850
Yutaka Giken Co. Ltd.	13,522	1,969	-	132	8,892
Total	$ 10,880,828	$ 822,452	$ 1,053,623	$ 24,123	$ 7,515,558
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,156,160	$ 17,126,346	$ 3,028,910	$ 904
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	441
Total Unrealized Gain (Loss)	(3,142)
Cost of Purchases	-
Proceeds of Sales	(6,515)
Amortization/Accretion	-
Transfer in/out of Level 3	8,787
Ending Balance	$ 904

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,765,037,000. Net unrealized depreciation aggregated $2,608,877,000, of which $3,539,935,000 related to appreciated investment securities and $6,148,812,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

October 31, 2008

1.809083.104

FVD-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	371,427	$ 1,333,423
Gentex Corp.	81,200	778,708
Tenneco, Inc. (a)	229,000	1,124,390
		3,236,521
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	31,900	827,653
Fiat SpA	107,200	851,999
Renault SA	17,200	527,142
		2,206,794
Diversified Consumer Services - 1.4%
H&R Block, Inc.	101,200	1,995,664
Hillenbrand, Inc.	173,300	3,292,700
Service Corp. International	462,700	3,192,630
Stewart Enterprises, Inc. Class A	301,200	1,557,204
		10,038,198
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	110,133	6,380,005
Household Durables - 3.8%
Beazer Homes USA, Inc. (a)(d)	215,300	682,501
Black & Decker Corp.	57,300	2,900,526
Centex Corp.	229,800	2,815,050
Ethan Allen Interiors, Inc.	110,800	1,982,212
KB Home	256,460	4,280,317
Lennar Corp. Class A	20,590	159,367
Meritage Homes Corp. (a)	232,000	3,185,360
Newell Rubbermaid, Inc.	129,300	1,777,875
Pulte Homes, Inc.	278,500	3,102,490
Ryland Group, Inc.	190,500	3,579,495
Stanley Furniture Co., Inc.	12,500	123,000
The Stanley Works	55,100	1,803,974
Toll Brothers, Inc. (a)	13,400	309,808
Whirlpool Corp.	40,600	1,893,990
		28,595,965
Leisure Equipment & Products - 0.1%
Brunswick Corp.	178,100	618,007
Media - 0.8%
News Corp. Class B	12,500	132,750
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	134,400	$ 3,480,960
Time Warner, Inc.	265,400	2,677,886
		6,291,596
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	142,082	318,264
Specialty Retail - 2.1%
AutoZone, Inc. (a)	10,900	1,387,461
Best Buy Co., Inc.	28,500	764,085
Lowe's Companies, Inc.	72,168	1,566,046
MarineMax, Inc. (a)(d)	60,189	139,638
Office Depot, Inc. (a)	250,700	902,520
OfficeMax, Inc.	152,200	1,225,210
Shoe Carnival, Inc. (a)	63,400	888,234
Staples, Inc.	113,300	2,201,419
The Children's Place Retail Stores, Inc. (a)	126,146	4,217,061
The Men's Wearhouse, Inc.	56,400	862,356
Williams-Sonoma, Inc.	136,600	1,131,048
		15,285,078
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	39,200	319,480
Polo Ralph Lauren Corp. Class A	35,100	1,655,667
VF Corp.	30,300	1,669,530
		3,644,677
TOTAL CONSUMER DISCRETIONARY		76,615,105
CONSUMER STAPLES - 4.2%
Beverages - 0.5%
Carlsberg AS:
Series A	22,017	1,035,810
Series B	6,600	259,830
The Coca-Cola Co.	59,179	2,607,427
		3,903,067
Food & Staples Retailing - 1.3%
Kroger Co.	101,100	2,776,206
Wal-Mart Stores, Inc.	104,700	5,843,307
Winn-Dixie Stores, Inc. (a)	85,034	1,277,211
		9,896,724
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Cermaq ASA	179,900	$ 706,823
Lighthouse Caledonia ASA	25,474	14,058
Marine Harvest ASA (a)	2,997,000	484,092
Tyson Foods, Inc. Class A	206,200	1,802,188
		3,007,161
Household Products - 0.8%
Energizer Holdings, Inc. (a)	19,300	942,998
Procter & Gamble Co.	70,800	4,569,432
		5,512,430
Tobacco - 1.2%
Altria Group, Inc.	129,600	2,487,024
British American Tobacco PLC (United Kingdom)	51,500	1,412,435
Philip Morris International, Inc.	107,000	4,651,290
		8,550,749
TOTAL CONSUMER STAPLES		30,870,131
ENERGY - 15.0%
Energy Equipment & Services - 0.0%
IHS, Inc. Class A (a)	13,000	460,070
Oil, Gas & Consumable Fuels - 15.0%
Chesapeake Energy Corp.	323,000	7,096,310
Chevron Corp.	263,600	19,664,560
ConocoPhillips	230,900	12,011,418
Exxon Mobil Corp.	708,000	52,476,953
Noble Energy, Inc.	116,100	6,016,302
Southwestern Energy Co. (a)	213,000	7,587,060
Ultra Petroleum Corp. (a)	131,800	6,135,290
Western Gas Partners LP	25,700	336,670
		111,324,563
TOTAL ENERGY		111,784,633
FINANCIALS - 26.6%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	166,487	5,427,476
Charles Schwab Corp.	212,800	4,068,736
FCStone Group, Inc. (a)	163,586	973,337
Fortress Investment Group LLC (d)	199,400	977,060
Goldman Sachs Group, Inc.	58,800	5,439,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	172,700	$ 3,017,069
State Street Corp.	94,600	4,100,910
		24,003,588
Commercial Banks - 6.4%
Associated Banc-Corp.	48,200	1,063,292
Capitol Bancorp Ltd. (d)	201,940	2,067,866
City National Corp.	37,400	2,002,022
First Merchants Corp.	126,216	2,778,014
First Midwest Bancorp, Inc., Delaware	105,000	2,332,050
Huntington Bancshares, Inc. (d)	288,400	2,725,380
KeyCorp	184,700	2,258,881
National City Corp.	950,200	2,565,540
PacWest Bancorp (d)	54,400	1,359,456
PNC Financial Services Group, Inc.	33,600	2,240,112
Susquehanna Bancshares, Inc., Pennsylvania	57,900	896,871
U.S. Bancorp, Delaware	101,600	3,028,696
UCBH Holdings, Inc.	117,300	619,344
Wells Fargo & Co.	558,800	19,027,140
Wilshire Bancorp, Inc.	188,240	2,076,287
Wintrust Financial Corp.	7,716	197,530
		47,238,481
Consumer Finance - 0.3%
Capital One Financial Corp.	56,700	2,218,104
Diversified Financial Services - 8.3%
Bank of America Corp.	1,016,345	24,565,059
JPMorgan Chase & Co.	900,990	37,165,838
		61,730,897
Insurance - 6.2%
ACE Ltd.	71,600	4,106,976
AFLAC, Inc.	81,800	3,622,104
Axis Capital Holdings Ltd.	154,700	4,405,856
Endurance Specialty Holdings Ltd.	49,600	1,499,904
Everest Re Group Ltd.	118,000	8,814,600
MetLife, Inc.	125,135	4,156,985
National Financial Partners Corp.	80,400	535,464
Platinum Underwriters Holdings Ltd.	189,034	5,999,939
Reinsurance Group of America, Inc. Class B	8,693	321,989
RenaissanceRe Holdings Ltd.	65,600	3,011,040
The Chubb Corp.	50,400	2,611,728
The Travelers Companies, Inc.	23,000	978,650
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	151,326	$ 3,970,794
XL Capital Ltd. Class A	216,500	2,100,050
		46,136,079
Real Estate Investment Trusts - 0.9%
American Campus Communities, Inc.	44,900	1,166,502
CapitalSource, Inc.	244,800	1,811,520
Chimera Investment Corp.	187,000	538,560
General Growth Properties, Inc.	83,900	347,346
SL Green Realty Corp.	27,000	1,135,080
Vornado Realty Trust	23,200	1,636,760
		6,635,768
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	601,500	4,216,515
Jones Lang LaSalle, Inc.	34,500	1,135,740
		5,352,255
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (d)	117,800	457,064
New York Community Bancorp, Inc.	255,700	4,004,262
		4,461,326
TOTAL FINANCIALS		197,776,498
HEALTH CARE - 11.5%
Biotechnology - 1.5%
Amgen, Inc. (a)	123,000	7,366,470
Biogen Idec, Inc. (a)	39,600	1,684,980
Cubist Pharmaceuticals, Inc. (a)	68,000	1,726,520
Theravance, Inc. (a)	49,100	332,898
		11,110,868
Health Care Equipment & Supplies - 2.4%
American Medical Systems Holdings, Inc. (a)(d)	30,007	324,676
Baxter International, Inc.	73,000	4,415,770
Boston Scientific Corp. (a)	228,500	2,063,355
Covidien Ltd.	136,975	6,066,623
Hill-Rom Holdings, Inc.	69,900	1,590,924
Hospira, Inc. (a)	61,700	1,716,494
Medtronic, Inc.	37,600	1,516,408
		17,694,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Amedisys, Inc. (a)	86,193	$ 4,862,147
AmerisourceBergen Corp.	57,600	1,801,152
Brookdale Senior Living, Inc. (d)	94,121	811,323
Emeritus Corp. (a)	74,800	862,444
HealthSouth Corp. (a)(d)	126,102	1,581,319
Medco Health Solutions, Inc. (a)	122,281	4,640,564
Pediatrix Medical Group, Inc. (a)	23,800	919,870
PSS World Medical, Inc. (a)	138,200	2,506,948
Universal Health Services, Inc. Class B	57,300	2,408,892
		20,394,659
Pharmaceuticals - 4.9%
Johnson & Johnson	249,500	15,304,330
Novartis AG sponsored ADR	34,800	1,774,452
Pfizer, Inc.	450,900	7,985,439
Schering-Plough Corp.	201,500	2,919,735
Sepracor, Inc. (a)	166,306	2,215,196
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,400	2,890,112
Wyeth	98,100	3,156,858
		36,246,122
TOTAL HEALTH CARE		85,445,899
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.5%
Heico Corp. Class A	98,507	2,765,091
Lockheed Martin Corp.	46,200	3,929,310
Northrop Grumman Corp.	42,700	2,002,203
Raytheon Co.	51,000	2,606,610
Stanley, Inc. (a)	48,400	1,658,184
United Technologies Corp.	108,200	5,946,672
		18,908,070
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	47,600	2,512,328
Airlines - 0.6%
AirTran Holdings, Inc. (a)(d)	128,917	527,271
Delta Air Lines, Inc. (a)	259,775	2,852,330
US Airways Group, Inc. (a)	79,600	807,144
		4,186,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
Masco Corp.	184,100	$ 1,868,615
Owens Corning (a)	251,000	3,948,230
		5,816,845
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	86,800	244,776
Allied Waste Industries, Inc. (a)	440,858	4,593,740
Consolidated Graphics, Inc. (a)	23,320	303,393
R.R. Donnelley & Sons Co.	75,400	1,249,378
		6,391,287
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	66,600	591,408
Great Lakes Dredge & Dock Corp.	142,241	637,240
		1,228,648
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	42,000	1,299,900
Industrial Conglomerates - 1.1%
General Electric Co.	400,800	7,819,608
Machinery - 1.0%
Colfax Corp.	19,300	164,436
Cummins, Inc.	73,000	1,887,050
Eaton Corp.	23,700	1,057,020
Manitowoc Co., Inc.	67,200	661,248
Navistar International Corp. (a)	19,200	578,304
Pentair, Inc.	113,051	3,124,730
		7,472,788
Professional Services - 0.4%
Equifax, Inc.	61,300	1,598,704
Experian PLC	262,693	1,448,566
Manpower, Inc.	5,400	168,102
		3,215,372
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	7,300	650,138
Canadian National Railway Co.	33,600	1,457,913
J.B. Hunt Transport Services, Inc.	91,300	2,595,659
Norfolk Southern Corp.	37,700	2,259,738
P.A.M. Transportation Services, Inc. (a)	57,137	495,949
Union Pacific Corp.	44,700	2,984,619
		10,444,016
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class B (a)	26,432	$ 282,029
TOTAL INDUSTRIALS		69,577,636
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	259,600	4,613,092
Juniper Networks, Inc. (a)	225,300	4,222,122
Motorola, Inc.	142,600	765,762
		9,600,976
Computers & Peripherals - 1.0%
International Business Machines Corp.	37,400	3,477,078
NCR Corp. (a)	213,800	3,908,264
		7,385,342
Electronic Equipment & Components - 2.7%
Agilent Technologies, Inc. (a)	28,300	627,977
Amphenol Corp. Class A	307,114	8,798,816
Arrow Electronics, Inc. (a)	95,000	1,657,750
Avnet, Inc. (a)	107,500	1,799,550
Cogent, Inc. (a)	107,300	980,722
Flextronics International Ltd. (a)	251,300	1,050,434
Ingram Micro, Inc. Class A (a)	217,400	2,897,942
Mellanox Technologies Ltd. (a)	101,278	785,917
Tyco Electronics Ltd.	75,775	1,473,066
		20,072,174
Internet Software & Services - 0.5%
Google, Inc. Class A (sub. vtg.) (a)	4,100	1,473,376
VeriSign, Inc. (a)	117,228	2,485,234
		3,958,610
IT Services - 1.7%
Accenture Ltd. Class A	44,062	1,456,249
Fidelity National Information Services, Inc.	102,500	1,546,725
Lender Processing Services, Inc.	138,241	3,189,220
NCI, Inc. Class A (a)	49,368	1,174,958
The Western Union Co.	87,600	1,336,776
Visa, Inc.	64,900	3,592,215
		12,296,143
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	179,200	2,313,472
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	55,600	$ 975,780
Broadcom Corp. Class A (a)	114,900	1,962,492
FormFactor, Inc. (a)	122,506	2,134,055
Hittite Microwave Corp. (a)	64,741	2,121,563
Infineon Technologies AG sponsored ADR (a)	110,100	344,613
KLA-Tencor Corp.	65,300	1,518,225
Lam Research Corp. (a)	69,300	1,549,548
Microchip Technology, Inc. (d)	62,700	1,544,301
Micron Technology, Inc. (a)	414,400	1,951,824
NVIDIA Corp. (a)	44,800	392,448
ON Semiconductor Corp. (a)	672,187	3,434,876
Skyworks Solutions, Inc. (a)	104,600	745,798
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	230,110	1,900,709
Teradyne, Inc. (a)	33,800	172,380
Texas Instruments, Inc.	96,100	1,879,716
Tower Semiconductor Ltd. (a)	863,900	188,762
Varian Semiconductor Equipment Associates, Inc. (a)	111,400	2,185,668
		27,316,230
Software - 0.4%
Microsoft Corp.	66,700	1,489,411
Nintendo Co. Ltd.	5,200	1,622,400
		3,111,811
TOTAL INFORMATION TECHNOLOGY		83,741,286
MATERIALS - 1.9%
Chemicals - 1.1%
Albemarle Corp.	126,000	3,068,100
Arkema	36,700	840,001
Celanese Corp. Class A	150,940	2,092,028
Solutia, Inc. (a)	224,565	2,164,807
		8,164,936
Containers & Packaging - 0.4%
Pactiv Corp. (a)	89,400	2,106,264
Rock-Tenn Co. Class A	37,800	1,149,498
		3,255,762
Metals & Mining - 0.4%
Barrick Gold Corp.	24,200	553,120
Freeport-McMoRan Copper & Gold, Inc. Class B	23,800	692,580
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	25,100	$ 469,194
Kinross Gold Corp.	50,400	524,565
Newmont Mining Corp.	18,800	495,192
United States Steel Corp.	1,000	36,880
		2,771,531
TOTAL MATERIALS		14,192,229
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	668,405	17,893,202
Verizon Communications, Inc.	329,300	9,770,331
		27,663,533
UTILITIES - 4.6%
Electric Utilities - 1.9%
E.ON AG	37,000	1,415,501
Entergy Corp.	31,100	2,427,355
Exelon Corp.	139,300	7,555,632
FirstEnergy Corp.	47,100	2,456,736
		13,855,224
Multi-Utilities - 2.7%
OGE Energy Corp.	79,300	2,164,890
Public Service Enterprise Group, Inc.	178,700	5,030,405
Sempra Energy	113,900	4,851,001
Wisconsin Energy Corp.	191,200	8,317,200
		20,363,496
TOTAL UTILITIES		34,218,720
TOTAL COMMON STOCKS (Cost $896,930,323)		731,885,670
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50% (Cost $2,041,484)	2,665	2,451,800
Investment Companies - 0.3%
	Shares	Value
Ares Capital Corp. (Cost $4,669,943)	280,887	$ 2,207,772
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.81% (b)	1,240,246	1,240,246
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	9,556,135	9,556,135
TOTAL MONEY MARKET FUNDS (Cost $10,796,381)		10,796,381
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $914,438,131)		747,341,623
NET OTHER ASSETS - (0.6)%		(4,281,557)
NET ASSETS - 100%		$ 743,060,066
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,885
Fidelity Securities Lending Cash Central Fund	207,129
Total	$ 245,014
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 747,341,623	$ 733,443,513	$ 13,898,110	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $924,473,195. Net unrealized depreciation aggregated $177,131,572, of which $25,762,152 related to appreciated investment securities and $202,893,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008